Cover	Nov. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	333-163439
Entity Registrant Name	Global AI, Inc.
Entity Central Index Key	0001473490
Entity Tax Identification Number	26-4170100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 Front Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	240-0333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Wall Street Media Co, Inc.